Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ (5,078)	¥ (1,005)	¥ 168
Amortization of net actuarial loss	844	856	959
Amortization of net actuarial loss	844	856	959
Prior service credit due to amendments	20	(5)	(34)
Amortization of prior service credit	(897)	(912)	(925)
Amortization of transition obligation	0	45	45
Total recognized in other comprehensive income (loss), pre-tax	(5,111)	(1,021)	213
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	(5,553)	(2,417)	8,585
Amortization of net actuarial loss	75	38	617
Prior service credit due to amendments	50	0	(1)
Amortization of prior service credit	(174)	(123)	(96)
Amortization of transition obligation	7	4	4
Foreign currency exchange rate change	496	(354)	930
Total recognized in other comprehensive income (loss), pre-tax	¥ (5,099)	¥ (2,852)	¥ 10,039